Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Summary of Lease Cost
The following table summarizes the lease expense for the year
s
ended December 31, 2019, 2020 and 2021:

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Operating lease expense	30,540	32,781	40,001
Short-term lease expense	19,149	17,113	16,438

Total lease expense	49,689	49,894	56,439

Weighted-average remaining lease term (in years) – operating leases			2.6
Weighted-average discount rate – operating leases			4.8%

Summary of Future Minimum Lease Payments
As of December 31, 2021, future minimum lease payments under non-cancellable
operating lease agreements for which the Group has recognized operating lease right-of-use
assets and liabilities were as follows:

For the year ending December 31,	Future minimum payments
RMB
2022	37,485
2023	34,510
2024	10,100
2025	4,593
2026 and thereafter	—

Total undiscounted cash flows	86,688

Less: imputed interest	(5,131)

Total	81,557

Summary of Operating Lease Payments
Supplemental cash flow information related t
o
 leases for the years ended December 31, 2019, 2020 and 2021 are as follows:

	For the year end December 31,
	2019	2020	2021
	RMB	RMB	RMB
Cash paid for operating leases	28,847	33,028	43,024
Lease liabilities arising from obtaining right-of-use assets	33,399	21,024	26,077